SCHEDULE OF BUSINESS ACQUISITION CONTINGENT CONSIDERATION (Details) - $ / shares	1 Months Ended	3 Months Ended
	Jul. 31, 2023	Mar. 31, 2024
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Common stock Series B issued in Merger, shares	18,000
Merger Arrangement [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Ordinary shares outstanding		13,098
Exchange ratio		$ 570.10
Common stock Series B issued in Merger, shares		7,467,134
Tru Golf [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Ordinary shares outstanding		13,098